SCHEDULE OF WARRANT OUTSTANDING (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Nov. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Jan. 31, 2024	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Purchase of warrants																	16,000
Warrant exercise price																	$ 15.25
Stock based compensation expense						$ 0.1	$ 0.2	$ 0.7	$ 1.0
Intrinsic value of warrants outstanding	$ 0.0					0.0		0.0		$ 19.2	$ 0.0
Intrinsic value of warrants exercisable	$ 0.0					$ 0.0		$ 0.0		$ 19.2	0.0
Consultant [Member]
Purchase of warrants														900	1,500		84,000
Warrant exercise price										$ 15.25				$ 8.50	$ 10.25		$ 22.75
Stock based compensation expense										$ 0.7	$ 0.7
Intrinsic value of warrants outstanding														$ 0.1	$ 0.1			$ 1.3
Maximum [Member]
Purchase of warrants																	16,000
Warrant [Member]
Purchase of warrants		4,000	1,470,592									1,393,393
Warrant exercise price		$ 2.38	$ 5.05
Stock based compensation expense			$ 3.9
Warrant [Member] | Private Placement [Member]
Purchase of warrants				1,960,786	266,667					437,393						186,667
Warrant exercise price	$ 3.9375	$ 2.204		$ 3.83	$ 30	$ 3.9375		$ 3.9375
Stock based compensation expense	$ 0.3	$ 7.5		$ 3.8	$ 14.5
Warrant [Member] | Private Placement [Member] | Maximum [Member]
Purchase of warrants	95,467	3,220,266				95,467		95,467
Prefunded Warrants [Member]
Purchase of warrants										437,393			413,000
Prefunded Warrants [Member] | Private Placement [Member]
Purchase of warrants				850,393	186,667
Warrant exercise price				$ 0.0001	$ 0.0001
Prefunded Warrants [Member] | Private Placement [Member] | Maximum [Member]
Purchase of warrants		3,050,768